Note 16 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year ended December 31
2017	$21,783
2018	17,463
2019	14,395
2020	12,046
2021	8,849
Thereafter	10,620